Intangible assets, net	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net
12.	Intangible assets, net

The following is a summary of intangible assets, net:

	As of December 31,
	2015	2016
Cost	RMB	RMB
Domain names and trademarks	1,642,175	1,642,844
Technology	215,065	215,065
Customer relationship	25,616	25,616
Total	1,882,856	1,883,525
Accumulated amortization
Domain names and trademarks	(86,717)	(259,971)
Technology	(25,859)	(72,566)
Customer relationship	(7,555)	(18,760)
Total	(120,131)	(351,297)
Net book value	1,762,725	1,532,228

Amortization expenses for the years ended December, 2014, 2015 and 2016 were RMB78, RMB117,647 and RMB231,113, respectively. During the corresponding periods, no impairment was recognized in the consolidated statements of comprehensive income/(loss).

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Amounts
RMB
For the year ended December 31, 2016
2017	224,266
2018	221,661
2019	218,584
2020	174,247
2021	171,873
Thereafter	521,597
Total	1,532,228